Stock-Based Compensation (Summary of Activity Related to Employee Performance Share Units) (Details) - Performance Share Unit Plan - Employee - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	690,446
Share Unit Plans: Granted including DRIP	386,261
Share Unit Plans: Exercised	(323,155)
Share Unit Plans: Forfeited	(10,187)
Share Unit Plans: Outstanding and exercisable, Ending Balance	743,365
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 56.24
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	52.71
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	54.62
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	55.15
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 55.13
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 41.0	$ 40.0